NOTES PAYABLE (Tables)	12 Months Ended
Dec. 31, 2023
Short-Term Debt [Abstract]
Schedule of Notes Payable

at December 31	2023		2022
(millions of Canadian $, unless otherwise noted)	Outstanding	Weighted Average Interest Rate per Annum	Outstanding	Weighted Average Interest Rate per Annum

Canada[1]	—	—	5,971	4.9%
Mexico (2023 – nil; 2022 – US$215)[2]	—	—	291	6.0%
	—		6,262
1At December 31, 2023, Notes payable consisted of Canadian dollar-denominated notes of nil (2022 – $2,810 million) and U.S. dollar-denominated notes of nil (2022 – US$2,336 million).
2In January 2023, the Company's Mexico subsidiary fully repaid the outstanding balance and terminated its MXN$5.0 billion demand senior unsecured revolving credit facility.

Schedule of Credit Facilities	These unsecured credit facilities included the following:

at December 31
(billions of Canadian $, unless otherwise noted)			2023			2022
Borrowers	Description	Matures	Total Facilities		Unused Capacity[1]	Total Facilities

Committed, syndicated, revolving, extendible, senior unsecured credit facilities[2]:
TCPL	Supports commercial paper program and for general corporate purposes	December 2028	3.0		3.0	3.0
TCPL / TCPL USA	Supports commercial paper programs and for general corporate purposes of the borrowers, guaranteed by TCPL	December 2024	US 2.5		US 2.5	US 3.0
TCPL / TCPL USA	Supports commercial paper programs and for general corporate purposes of the borrowers, guaranteed by TCPL	December 2026	US 2.5		US 2.5	US 2.5

Demand senior unsecured revolving credit facilities[2]:
TCPL / TCPL USA	Supports the issuance of letters of credit and provides additional liquidity; TCPL USA facility guaranteed by TCPL	Demand	2.0	3	1.0	2.1	3
Mexico subsidiary	For Mexico general corporate purposes, guaranteed by TCPL	Demand	—		—	MXN 5.0	3
1Unused capacity is net of commercial paper outstanding and facility draws.
2Provisions of various trust indentures and credit arrangements with the Company's subsidiaries can restrict their ability to declare and pay dividends or make distributions under certain circumstances. If such restrictions apply, they may, in turn, have an impact on the Company's ability to declare and pay dividends on common and preferred shares. These trust indentures and credit arrangements also require the Company to comply with various affirmative and negative covenants and maintain certain financial ratios. At December 31, 2023, the Company was in compliance with all financial covenants.
3Or the U.S. dollar equivalent.